Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Reconciliation Related To Impacts on Consolidated Statement of Other Comprehensive Income, On a Pre-Tax Basis (Parenthetical) (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash flow Hedge AOCI, tax	$ (235)	$ 527
Net investment hedge AOCI,tax	$ 622	$ 593